Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Summary of Intangible Assets and Goodwill

	$ million
		Other intangible assets
	Goodwill	LNG off-take and sales contracts	Environmental certificates	Other		Total
Cost
At January 1	18,542	9,734	2,391	9,642		21,767
Additions	155	—	3,862	594		4,456
Sales, retirements and other movements [A]	(195)	(3,147)	(3,668)	(180)		(6,995)
Currency translation differences	(220)	—	(71)	(258)		(329)
At December 31	18,282	6,587	2,514	9,798		18,899
Depreciation, depletion and amortisation, including impairments
At January 1	1,882	6,751		4,763		11,514
Charge for the year [B]	510	590		744		1,334
Sales, retirements and other movements [A]	(101)	(3,147)		(169)		(3,316)
Currency translation differences	(41)	—		(113)		(113)
At December 31	2,250	4,194		5,225		9,419
Carrying amount at December 31	16,032	2,393	2,514	4,573	[C]	9,480
[A]Includes the reclassification of assets classified as held for sale. (See Note 19).
[B]Includes impairment losses and reversals (except for Goodwill). (See Note 13).
[C]Includes software ($1,013 million), power purchase agreements, retail customer relationships and trademarks.
11. Goodwill and other intangible assets continued

2023

	$ million
		Other intangible assets
	Goodwill	LNG off-take and sales contracts	Environmental certificates	Other		Total
Cost
At January 1	17,557	9,833	2,201	8,158		20,192
Additions	1,436	—	3,837	1,721	[C]	5,558
Sales, retirements and other movements [A]	(506)	(99)	(3,714)	(376)		(4,189)
Currency translation differences	55	—	67	139		206
At December 31	18,542	9,734	2,391	9,642		21,767
Depreciation, depletion and amortisation, including impairments
At January 1	1,518	6,060		4,470		10,530
Charge for the year [B]	635	790		442		1,232
Sales, retirements and other movements [A]	(296)	(99)		(222)		(321)
Currency translation differences	25	—		73		73
At December 31	1,882	6,751		4,763		11,514
Carrying amount at December 31	16,660	2,983	2,391	4,879	[D]	10,253
[A]Includes the reclassification of assets classified as held for sale. (See Note 19).
[B]Includes impairment losses and reversals. (See Note 13).
[C]Includes feedstock supply contracts and intellectual property rights ($948 million) from an acquisition in Marketing and software ($357 million) primarily in Integrated Gas and Marketing.
[D]Includes software ($829 million), power purchase agreements, retail customer relationships and trademarks.